ROBIN WAGNER
                                                      Vice President and Counsel
                                                                  (212) 314-3692
EQUITABLE LOGO                                               Fax: (212) 707-7927

                                                                  LAW DEPARTMENT


                                  May 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account No. 49
          Form N-4 Registration Statement
          File Nos. 333-05593
          CIK No. 0001015570



                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectuses, supplements to prospectuses, and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

                                   Very truly yours,



                                   By:  /s/ Robin Wagner
                                        ----------------
                                        Robin Wagner




           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104